Other Receivables And Other Current Assets, Net (Tables)	6 Months Ended
Apr. 30, 2026
Other Receivables And Other Current Assets, Net [Abstract]
Schedule of Other Receivables and Other Current Assets

As of April 30, 2026 and October 31, 2025, other receivables and other current assets comprised of the following:

	April 30, 2026	October 31, 2025
Other receivables	27,132	25,765
Prepaid expenses	91,123	337,863
Total	118,255	363,628
Allowance for expected credit loss	(11,468)	(11,002)
Other receivables and other current assets, net	106,787	352,626